SIGNIFICANT ACCOUNTING POLICIES (Schedule of Deferred Revenue Balances by Segments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 114,396	$ 17,582	¥ 109,484
Career Enhancement [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	21,496		34,264
K12 Schools [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	77,394		60,944
Tutoring [Member]
Significant Accounting Policies [Line Items]
Deferred revenue balances	¥ 15,506		¥ 14,276